Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company uses equity-based awards to reward long-term performance of the NEOs. The Company believes that providing a meaningful portion of the total compensation package in the form of equity-based awards aligns the incentives of its NEOs with the interests of its stockholders and serves to motivate and retain the individual NEOs. Any awards would be made in accordance with the executive compensation program discussed above. Although the Company has not used a specific predetermined schedule to grant equity-based awards as 2024 was the first year that the Company made such awards as a public company, it is the policy of the Company regarding our grants of equity-based awards that the Company does not (a) backdate equity award grants, (b) time the public release of material information or (c) purposely accelerate or delay equity award grants with the intent of allowing an award recipient to benefit from a more favorable stock price. The Company is currently using time-based stock option awards to encourage long term performance.

Award Timing Method	Any awards would be made in accordance with the executive compensation program discussed above. Although the Company has not used a specific predetermined schedule to grant equity-based awards as 2024 was the first year that the Company made such awards as a public company, it is the policy of the Company regarding our grants of equity-based awards that the Company does not (a) backdate equity award grants, (b) time the public release of material information or (c) purposely accelerate or delay equity award grants with the intent of allowing an award recipient to benefit from a more favorable stock price. The Company is currently using time-based stock option awards to encourage long term performance.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Any awards would be made in accordance with the executive compensation program discussed above. Although the Company has not used a specific predetermined schedule to grant equity-based awards as 2024 was the first year that the Company made such awards as a public company, it is the policy of the Company regarding our grants of equity-based awards that the Company does not (a) backdate equity award grants, (b) time the public release of material information or (c) purposely accelerate or delay equity award grants with the intent of allowing an award recipient to benefit from a more favorable stock price. The Company is currently using time-based stock option awards to encourage long term performance.
MNPI Disclosure Timed for Compensation Value	false